Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000229258 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000229258 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000229258 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000229258 | FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229258 | FR_46429B598
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000229258 | FR_264367905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229258 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229258 | FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229258 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229258 | FR_456788108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229258 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000229258 | China
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000229258 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000229258 | India
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000229258 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000229258 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000229258 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000229258 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229258 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000229258 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057068 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057068 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000057068 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000057068 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057068 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057068 | FR_03152W109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057068 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057068 | FR_87262K956
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057068 | FR_29355X107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057068 | FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057068 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000057068 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000057068 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000057068 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000057068 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000057068 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000057068 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000057068 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057068 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057068 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057068 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000056926 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000056926 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000056926 | FR_BP3R6K902
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056926 | FR_BP3R27905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056926 | FR_500767405
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056926 | FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056926 | FR_BKM3FN909
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056926 | FR_BD5CGB909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056926 | FR_BD5CQ6909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056926 | FR_BP3R2V902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000056926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000056926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056926 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000056926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056926 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056926 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056928 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000056928 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000056928 | FR_BP3R6K902
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056928 | FR_BP3R27905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056928 | FR_500767405
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056928 | FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056928 | FR_BKM3FN909
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056928 | FR_BD5CGB909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056928 | FR_BD5CQ6909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056928 | FR_BP3R2V902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056928 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000056928 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000056928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056928 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056928 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000056928 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056928 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056928 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056928 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056928 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056929 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000056929 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000056929 | FR_BP3R6K902
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056929 | FR_BP3R27905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056929 | FR_500767405
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056929 | FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056929 | FR_BKM3FN909
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056929 | FR_BD5CGB909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056929 | FR_BD5CQ6909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056929 | FR_BP3R2V902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056929 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000056929 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000056929 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056929 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056929 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000056929 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056929 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056929 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056929 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056929 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056930 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000056930 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000056930 | FR_BP3R6K902
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056930 | FR_BP3R27905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056930 | FR_500767405
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056930 | FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056930 | FR_BKM3FN909
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056930 | FR_BD5CGB909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056930 | FR_BD5CQ6909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056930 | FR_BP3R2V902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000056930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000056930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000056930 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056930 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056930 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056931 | FR_BP3R2F907
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000056931 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000056931 | FR_BP3R6K902
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056931 | FR_BP3R27905
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056931 | FR_500767405
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056931 | FR_BD5CPP908
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056931 | FR_BKM3FN909
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056931 | FR_BD5CGB909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056931 | FR_BD5CQ6909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056931 | FR_BP3R2V902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056931 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000056931 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000056931 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056931 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056931 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000056931 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056931 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000056931 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056931 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000056931 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199209 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199209 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199209 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199209 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199209 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000199209 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199209 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199209 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199209 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199209 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199209 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000199209 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199209 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199209 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000199209 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000199209 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199209 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199209 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000199209 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199209 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199209 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199209 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199210 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199210 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199210 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199210 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199210 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000199210 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199210 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199210 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199210 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199210 | FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199210 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000199210 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000199210 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000199210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199210 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000199210 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199210 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199210 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199210 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000235898 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000235898 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235898 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235898 | FR_90403E202
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000235898 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000235898 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000235898 | FR_Y54164119
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235898 | FR_Y5217N118
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235898 | FR_Y4211T114
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000235898 | FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000235898 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235898 | China
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000235898 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000235898 | India
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000235898 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000235898 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235898 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000235898 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235898 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000235898 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000235898 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057046 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000057046 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057046 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057046 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000057046 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057046 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057046 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057046 | FR_48581R205
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057046 | FR_BZ60N3905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057046 | FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057046 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000057046 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000057046 | India
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000057046 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000057046 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057046 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000057046 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057046 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057046 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000057046 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057046 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057048 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000057048 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057048 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057048 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000057048 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057048 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057048 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057048 | FR_48581R205
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057048 | FR_BZ60N3905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057048 | FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057048 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000057048 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000057048 | India
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000057048 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000057048 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057048 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000057048 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057048 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057048 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000057048 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057048 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057049 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000057049 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057049 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057049 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000057049 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057049 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057049 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057049 | FR_48581R205
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057049 | FR_BZ60N3905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057049 | FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057049 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000057049 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000057049 | India
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000057049 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000057049 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057049 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000057049 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057049 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057049 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000057049 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057049 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057050 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000057050 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057050 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057050 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000057050 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057050 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057050 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057050 | FR_48581R205
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057050 | FR_BZ60N3905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057050 | FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057050 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000057050 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000057050 | India
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000057050 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000057050 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057050 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000057050 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057050 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057050 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000057050 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057050 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057051 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000057051 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057051 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057051 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000057051 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057051 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057051 | FR_B0JGGP902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057051 | FR_48581R205
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057051 | FR_BZ60N3905
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057051 | FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057051 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000057051 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000057051 | India
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000057051 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000057051 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057051 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000057051 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057051 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057051 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000057051 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057051 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000111352 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000111352 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000111352 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111352 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111352 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111352 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111352 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111352 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111352 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111352 | FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111352 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000111352 | China
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000111352 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000111352 | India
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000111352 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000111352 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000111352 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111352 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111352 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111352 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111353 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000111353 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000111353 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111353 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111353 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111353 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111353 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111353 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111353 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111353 | FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111353 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000111353 | China
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000111353 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000111353 | India
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000111353 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000111353 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000111353 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111353 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111353 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111353 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111354 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000111354 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000111354 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111354 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111354 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111354 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111354 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111354 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111354 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000111354 | FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111354 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000111354 | China
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000111354 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000111354 | India
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000111354 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000111354 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000111354 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111354 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111354 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111354 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000079068 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000079068 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000079068 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000079068 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079068 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079068 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000079068 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079068 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079068 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079068 | FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079068 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000079068 | China
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000079068 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000079068 | India
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000079068 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000079068 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079068 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079068 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000079068 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079068 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081085 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000081085 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000081085 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000081085 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081085 | FR_BHQPSY905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081085 | FR_B12LZH904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081085 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081085 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081085 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081085 | FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081085 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000081085 | China
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000081085 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000081085 | India
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000081085 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000081085 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000081085 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081085 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081085 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081085 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229255 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229255 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000229255 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229255 | FR_B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229255 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229255 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229255 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000229255 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229255 | FR_929740108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229255 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229255 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000229255 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229255 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000229255 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229255 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000229255 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000229255 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000229255 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229255 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229255 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229254 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229254 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000229254 | FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229254 | FR_B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229254 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000229254 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000229254 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000229254 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229254 | FR_929740108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229254 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000229254 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000229254 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229254 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000229254 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229254 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000229254 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000229254 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000229254 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229254 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229254 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199211 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199211 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199211 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199211 | FR_29250N956
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199211 | FR_655844108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199211 | FR_BVRZ8L901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199211 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199211 | FR_ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199211 | FR_714456902
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199211 | FR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199211 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000199211 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199211 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199211 | United States
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000199211 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199211 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199211 | France
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000199211 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199211 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199211 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199211 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199211 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199212 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199212 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199212 | FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199212 | FR_29250N956
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199212 | FR_655844108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199212 | FR_BVRZ8L901
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199212 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199212 | FR_ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199212 | FR_714456902
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199212 | FR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199212 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000199212 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199212 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199212 | United States
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000199212 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199212 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199212 | France
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000199212 | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199212 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199212 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199212 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000199212 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229257 | FR_ACI0YV6F0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229257 | FR_00842XAA7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229257 | FR_29269RAA3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229257 | FR_1248EPCK7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229257 | FR_92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229257 | FR_55903VBC6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229257 | FR_BA0003F61
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229257 | FR_24665FAD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229257 | FR_335934AT2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229257 | FR_20752TAB0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229257 | Non Rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229257 | A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229257 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229257 | BB
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000229257 | B
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000229257 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000229257 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229256 | FR_ACI0YV6F0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229256 | FR_00842XAA7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229256 | FR_29269RAA3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229256 | FR_1248EPCK7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229256 | FR_92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229256 | FR_55903VBC6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229256 | FR_BA0003F61
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229256 | FR_24665FAD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229256 | FR_335934AT2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229256 | FR_20752TAB0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000229256 | Non Rated
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000229256 | A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229256 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229256 | BB
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000229256 | B
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000229256 | CCC
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000229256 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076084 | FR_73360CAS3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076084 | FR_57585BBJ6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076084 | FR_362419AA1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076084 | FR_267045NL2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076084 | FR_889184AE7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076084 | FR_452024HH8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076084 | FR_167486ZQ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000076084 | FR_65012EAA6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076084 | FR_13080SL93
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076084 | FR_54750AAA4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076084 | Below B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076084 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076084 | A
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000076084 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000076084 | BB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000076084 | B
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000076084 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076084 | AA
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000075913 | FR_73360CAS3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075913 | FR_57585BBJ6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075913 | FR_362419AA1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075913 | FR_267045NL2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075913 | FR_889184AE7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075913 | FR_452024HH8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075913 | FR_167486ZQ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000075913 | FR_65012EAA6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000075913 | FR_13080SL93
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000075913 | FR_54750AAA4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075913 | Below B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075913 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075913 | A
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000075913 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000075913 | BB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000075913 | B
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075913 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000075913 | AA
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000076087 | FR_73360CAS3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076087 | FR_57585BBJ6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076087 | FR_362419AA1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076087 | FR_267045NL2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076087 | FR_889184AE7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076087 | FR_452024HH8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076087 | FR_167486ZQ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000076087 | FR_65012EAA6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076087 | FR_13080SL93
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076087 | FR_54750AAA4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076087 | Below B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076087 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076087 | A
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000076087 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000076087 | BB
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000076087 | B
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000076087 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076087 | AA
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000057070 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000057070 | FR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000057070 | FR_6461364F5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000057070 | FR_414009KD1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057070 | FR_59259Y5S4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057070 | FR_20774YV53
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000057070 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057070 | FR_45471FAG6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057070 | FR_74442EDG2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057070 | FR_592190MR0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057070 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000057070 | A
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000057070 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000057070 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057070 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057070 | AA
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000123602 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123602 | FR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123602 | FR_6461364F5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000123602 | FR_414009KD1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123602 | FR_59259Y5S4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123602 | FR_20774YV53
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123602 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123602 | FR_45471FAG6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123602 | FR_74442EDG2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123602 | FR_592190MR0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123602 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000123602 | A
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000123602 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000123602 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123602 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123602 | AA
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000123603 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123603 | FR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123603 | FR_6461364F5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000123603 | FR_414009KD1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123603 | FR_59259Y5S4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123603 | FR_20774YV53
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123603 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123603 | FR_45471FAG6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123603 | FR_74442EDG2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123603 | FR_592190MR0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123603 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000123603 | A
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000123603 | BBB
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000123603 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123603 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123603 | AA
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000076092 | FR_BVRYS5907
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076092 | FR_B1HMWH909
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076092 | FR_588185900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076092 | FR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076092 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076092 | FR_ACI0N9S67
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076092 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076092 | FR_443383906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076092 | FR_BQS10J909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076092 | FR_605737006
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076092 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076092 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000076092 | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076092 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076092 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000076092 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076092 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076092 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000076092 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000076092 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076092 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076092 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076092 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076092 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076089 | FR_BVRYS5907
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076089 | FR_B1HMWH909
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076089 | FR_588185900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076089 | FR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076089 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076089 | FR_ACI0N9S67
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076089 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076089 | FR_443383906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076089 | FR_BQS10J909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076089 | FR_605737006
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076089 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076089 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000076089 | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076089 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076089 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000076089 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076089 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076089 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000076089 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000076089 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076089 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076089 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076089 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076089 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076090 | FR_BVRYS5907
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076090 | FR_B1HMWH909
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076090 | FR_588185900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076090 | FR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076090 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000076090 | FR_ACI0N9S67
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076090 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076090 | FR_443383906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076090 | FR_BQS10J909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076090 | FR_605737006
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076090 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000076090 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000076090 | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076090 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076090 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000076090 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076090 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000076090 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000076090 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000076090 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076090 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076090 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076090 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076090 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000075914 | FR_BVRYS5907
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075914 | FR_B1HMWH909
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000075914 | FR_588185900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000075914 | FR_ACI07W296
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075914 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075914 | FR_ACI0N9S67
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075914 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075914 | FR_443383906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075914 | FR_BQS10J909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000075914 | FR_605737006
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075914 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000075914 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075914 | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000075914 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075914 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000075914 | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075914 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075914 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000075914 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000075914 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000075914 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000075914 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075914 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075914 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199217 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000199217 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000199217 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000199217 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000199217 | FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199217 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199217 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199217 | FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199217 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199217 | FR_681936100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199217 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199217 | Sub IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000199217 | Sub IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000199217 | Sub IndustryData Center REITs
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000199217 | Sub IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000199217 | Sub IndustryMulti-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199217 | Sub IndustrySelf Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000199217 | Sub IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000199217 | Sub IndustryOther Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199217 | Sub IndustrySingle-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199217 | Sub IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199218 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000199218 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000199218 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000199218 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000199218 | FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199218 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199218 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199218 | FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199218 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199218 | FR_681936100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199218 | Sub-Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199218 | Sub IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000199218 | Sub IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000199218 | Sub IndustryData Center REITs
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000199218 | Sub IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000199218 | Sub IndustryMulti-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000199218 | Sub IndustrySelf Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000199218 | Sub IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000199218 | Sub IndustryOther Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199218 | Sub IndustrySingle-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199218 | Sub IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199213 | FR_19648FTK0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199213 | FR_81919TAA4
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199213 | FR_939783H25
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199213 | FR_129729AC3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199213 | FR_557363DJ4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199213 | FR_13057GAE9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199213 | FR_697528AP2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199213 | FR_485435EV9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199213 | FR_289587ZM2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199213 | FR_63607WAQ7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199213 | Below B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000199213 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000199213 | A
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000199213 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000199213 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000199213 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000199213 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000224176 | FR_19648FTK0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000224176 | FR_81919TAA4
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224176 | FR_939783H25
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224176 | FR_129729AC3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224176 | FR_557363DJ4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224176 | FR_13057GAE9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224176 | FR_697528AP2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224176 | FR_485435EV9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224176 | FR_289587ZM2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224176 | FR_63607WAQ7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224176 | Below B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224176 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000224176 | A
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000224176 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000224176 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000224176 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224176 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000199214 | FR_19648FTK0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199214 | FR_81919TAA4
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199214 | FR_939783H25
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199214 | FR_129729AC3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199214 | FR_557363DJ4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199214 | FR_13057GAE9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199214 | FR_697528AP2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199214 | FR_485435EV9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199214 | FR_289587ZM2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199214 | FR_63607WAQ7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199214 | Below B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000199214 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000199214 | A
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000199214 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000199214 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000199214 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000199214 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000056974 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056974 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056974 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056974 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056974 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056974 | FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056974 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056974 | FR_45826H109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056974 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056974 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056974 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000056974 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000056974 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000056974 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000056974 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000056974 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000056974 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056974 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056974 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056974 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056974 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056974 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000056976 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056976 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056976 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056976 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056976 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056976 | FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056976 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056976 | FR_45826H109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056976 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056976 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000056976 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000056976 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000056976 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000056976 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000056976 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000056976 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056976 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056976 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056976 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056976 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056976 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000056977 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056977 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056977 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056977 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056977 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056977 | FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056977 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056977 | FR_45826H109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056977 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056977 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000056977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000056977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000056977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000056977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000056977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000056977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056977 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056977 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000056978 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056978 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056978 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056978 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056978 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056978 | FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056978 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056978 | FR_45826H109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056978 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056978 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000056978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000056978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000056978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000056978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000056978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000056978 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056978 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056978 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056978 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056978 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000056979 | FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056979 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056979 | FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056979 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056979 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056979 | FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056979 | FR_06652V208
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056979 | FR_45826H109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056979 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056979 | FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056979 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000056979 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000056979 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000056979 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000056979 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000056979 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000056979 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056979 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056979 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056979 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056979 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056979 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000103444 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000103444 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103444 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103444 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103444 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000103444 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103444 | FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103444 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103444 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103444 | FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000103444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000103444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000103444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000103444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103444 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103444 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103445 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000103445 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103445 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103445 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103445 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000103445 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103445 | FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103445 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103445 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103445 | FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000103445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000103445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000103445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103445 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000103445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103445 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103447 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000103447 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103447 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103447 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103447 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000103447 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103447 | FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103447 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103447 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103447 | FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103447 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000103447 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000103447 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000103447 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103447 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000103447 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103447 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103447 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103447 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103448 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000103448 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103448 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103448 | FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103448 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000103448 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103448 | FR_50212V100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103448 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103448 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103448 | FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103448 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000103448 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000103448 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000103448 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103448 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000103448 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103448 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000103448 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103448 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199221 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000199221 | FR_574076AA3
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199221 | FR_414008CX8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199221 | FR_46640KYU2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199221 | FR_42219UBR2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199221 | FR_04084RAD3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199221 | FR_46245EAY3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199221 | FR_34074EAF6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199221 | FR_583022AD0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199221 | FR_152691BE0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199221 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199221 | A
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000199221 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000199221 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199221 | AA
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000210496 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210496 | FR_574076AA3
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000210496 | FR_414008CX8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210496 | FR_46640KYU2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210496 | FR_42219UBR2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210496 | FR_04084RAD3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210496 | FR_46245EAY3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210496 | FR_34074EAF6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210496 | FR_583022AD0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210496 | FR_152691BE0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210496 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000210496 | A
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000210496 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000210496 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210496 | AA
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000199222 | FR_605279GX0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000199222 | FR_574076AA3
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199222 | FR_414008CX8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199222 | FR_46640KYU2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199222 | FR_42219UBR2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199222 | FR_04084RAD3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199222 | FR_46245EAY3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199222 | FR_34074EAF6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199222 | FR_583022AD0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199222 | FR_152691BE0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199222 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199222 | A
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000199222 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000199222 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199222 | AA
Holdings [Line Items]
Percent of Net Asset Value	14.50%